Stockholders' Equity - Narrative (Details)	12 Months Ended
	Mar. 31, 2018 vote $ / shares shares	Mar. 31, 2017 $ / shares shares		Apr. 01, 2016 shares	Apr. 03, 2017 shares	Apr. 01, 2017 $ / shares
Equity, Class of Treasury Stock [Line Items]
Common stock, authorized (in shares)	750,000,000	750,000,000	[1]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	[1]			$ 0.01
Preferred stock, authorized (in shares)	1,000,000	1,000,000	[1]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	[1]
Number of votes per common share | vote	1
Stock repurchase program, number of shares authorized					2,000,000,000.0
Treasury Stock Transactions [Abstract]
Common stock in treasury, at cost (in shares)	1,016,947	0	[1]
Common Stock | Shares Repurchased From Employees Related To Stock Option Plans
Treasury Stock Transactions [Abstract]
Accepted common stock in lieu of cash in connection with exercise of stock options (in shares)	332,558	72,231		48,416
Accepted common stock in lieu of cash in connection with the tax withholdings associated with the vesting and release of common stock (in shares)	684,389	195,201		716,999

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.